GRANTED PATENT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 15, 2017
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization		$ 2,679	$ 0
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful live	15 years	15 years
Amortization expense	$ 3,558	$ 2,679	0
Accumulated amortization	$ 6,237	$ 2,679	$ 0
Research, legal fees				$ 142,317